Consolidated Statements of Changes in Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Number of Common Shares	Share capital Payable	Accumulated Deficit	Additional Paid-In Capital
Balance, shares at Dec. 31, 2022		90,515
Balance, amount at Dec. 31, 2022	$ (482)	$ 171,671	$ 0	$ (199,138)	$ 26,985
Statement [Line Items]
Share and warrants issuance for cash, shares		2,000
Share and warrants issuance for cash, amount	2,000	$ 1,682	0	0	318
Stock-based compensation and service fee, shares		750
Stock-based compensation and service fee, amount	113	$ 0	0	0	113
Net loss	(3,533)	0	0	(3,533)	0
Balance, amount at Sep. 30, 2023	(1,902)	$ 173,353	0	(202,671)	27,416
Balance, shares at Sep. 30, 2023		93,265
Balance, shares at Dec. 31, 2023		93,540
Balance, amount at Dec. 31, 2023	(3,173)	$ 173,816	3,209	(207,982)	27,784
Statement [Line Items]
Net loss	(3,635)	0	0	(3,635)	0
Stock-based compensation and service fee	512	0	512	0	0
Share issuance for cash and subscriptions, amount	0	0	0	0	0
Balance, amount at Sep. 30, 2024	$ (6,296)	$ 173,816	$ 3,721	$ (211,617)	$ 27,784
Balance, shares at Sep. 30, 2024		93,540